Summary of Business and Significant Accounting Policies (Goodwill) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill	[1]	$ 14,096	$ 14,096
Individual, Family and Small Business Segment
Goodwill [Line Items]
Goodwill			10,400
Medicare Segment
Goodwill [Line Items]
Goodwill			$ 3,700

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method